Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Tables)	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS
Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	2024	2025	2026
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥1,325,869	¥1,266,933	¥1,729,359
Effect of dilutive instruments:
Restricted stock units and performance-based stock units—Morgan Stanley	(3,283)	(6,151)	(7,152)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group for diluted computation	¥1,322,586	¥1,260,782	¥1,722,207

	2024	2025	2026
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	11,978,725	11,654,295	11,396,985
Effect of dilutive instruments:
Stock acquisition rights under the Stock Option Plan and the common shares of MUFG under the Board Incentive Plan and the Employee Stock Ownership Plan	1,876	555	1,397
Weighted average common shares for diluted computation	11,980,601	11,654,850	11,398,382

	2024	2025	2026
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥110.69	¥108.71	¥151.74
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥110.39	¥108.18	¥151.09